Convertible notes, net	12 Months Ended
Mar. 31, 2020
Convertible notes, net
Convertible notes, net

14           Convertible notes, net

As of March 31, 2017, Golden Meditech Stem Cells (BVI) Company Limited (“GMSC”), a wholly owned subsidiary of Golden Meditech Holdings Limited (“GMHL”) which was a major shareholder of the Company at that time, held US$115,000 in aggregate principal amount of 7% coupon interest rate senior unsecured convertible notes (the “Notes”). The Notes were convertible into the Company’s ordinary shares at a conversion price of US$2.838 per share. The Notes were senior unsecured obligations, in which RMB65,000 of the Notes was mature on April 27, 2017 and RMB50,000 of the Notes was mature on October 3, 2017, and were not redeemable prior to their maturity at the Company’s option. The Notes were convertible at any time in whole or in part, into the Company’s ordinary shares at the conversion price, subject to customary anti-dilution adjustments for significant corporate events. On the maturity date, the Company was obligated to pay a redemption amount on the unconverted portion of the Notes that would be calculated to provide a 12% Internal Rate of Return (“IRR”).

In April 2017, GMSC exercised the conversion of Notes of US$115,000 in aggregate principal amount at a conversion price of US$2.838 per share, which resulted in the issuance of 40,521,494 ordinary shares of the Company. Subsequent to such conversion, the Company has no outstanding convertible notes.

The Company accrued interest on the Notes based on the guaranteed 12% IRR per annum. The difference between the accrued interest rate of 12% and the coupon rate of 7% of the Notes was recorded in convertible notes in the consolidated balance sheets. Debt issuance costs in connection with the issuance of convertible notes were amortized from the date the Notes were issued to the earliest date the holders of the Notes can demand payment, which is five years.

Interest relating to the Notes was recognized as follows:

	Year ended March 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Interest incurred	2,567	—	—	—
Amortization of debt issuance costs	690	—	—	—
Total interest expense	3,257	—	—	—